Basis of Presentation (Tables)	6 Months Ended
Dec. 31, 2024
Basis of Presentation
Schedule of company's most significant subsidiaries

The Company’s most significant subsidiaries are presented below:

Ownership
Arkansas Lithium LLC	100%
California Lithium Ltd.	100%
SLL El Dorado South LLC	100%
Standard Lithium US Holdings LLC	100%
SWA Lithium Holdings LLC	100%
Texas Lithium Corp.	100%

Schedule of Exchange Rate

The exchange rates used to reflect the change in presentation currency were as follows:

	For the three months ended
	June 30,	September 30,	December 31,	March 31,	June 30,
CAD - USD exchange rate	2023	2023	2023	2024	2024
Closing rate	0.7545	0.7364	0.7547	0.7384	0.7310
Average rate	0.7466	0.7455	0.7402	0.7407	0.7383